UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530
Name of Registrant: Vanguard Explorer Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2018
Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments (unaudited)
As of July 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (96.4%)1
Consumer Discretionary (14.1%)
*	Burlington Stores Inc.	656,934	100,386
	Carter's Inc.	865,939	90,776
*	Live Nation Entertainment Inc.	1,838,395	90,596
	Cinemark Holdings Inc.	2,487,316	89,344
*,^ Under Armour Inc.		4,281,084	80,227
	New York Times Co. Class A	2,937,402	72,848
*	Skechers U.S.A. Inc. Class A	2,564,982	71,101
	Monro Inc.	1,013,697	68,374
*	Grand Canyon Education Inc.	522,268	60,860
*	Deckers Outdoor Corp.	524,148	59,140
	Acushnet Holdings Corp.	2,434,268	58,836
*	ServiceMaster Global Holdings Inc.	973,123	55,458
^	Hanesbrands Inc.	2,472,186	55,031
	La-Z-Boy Inc.	1,784,066	54,414
^	Cheesecake Factory Inc.	949,243	53,186
	Tenneco Inc.	1,104,782	50,930
*	Chipotle Mexican Grill Inc. Class A	108,693	47,136
*,^ Sally Beauty Holdings Inc.		2,812,095	46,371
	Chico's FAS Inc.	5,289,553	46,019
*,^ Carvana Co. Class A		1,050,000	45,150
*	TRI Pointe Group Inc.	3,049,007	43,204
^	Lions Gate Entertainment Corp. Class A	1,554,879	37,084
	Polaris Industries Inc.	342,118	36,066
	Advance Auto Parts Inc.	229,320	32,387
*	Lululemon Athletica Inc.	255,417	30,637
*	Ulta Beauty Inc.	115,532	28,235
*	Ollie's Bargain Outlet Holdings Inc.	392,115	27,252
	Core-Mark Holding Co. Inc.	1,112,110	26,891
	Wingstop Inc.	530,349	26,173
	Aaron's Inc.	601,521	26,052
	Wolverine World Wide Inc.	682,862	24,160
	Ross Stores Inc.	258,591	22,609
	Dunkin' Brands Group Inc.	323,127	22,499
^	Papa John's International Inc.	536,000	22,491
	National CineMedia Inc.	2,430,460	20,076
*	Bright Horizons Family Solutions Inc.	183,988	19,685
	Domino's Pizza Inc.	74,301	19,516
	World Wrestling Entertainment Inc. Class A	240,552	19,030
*,^ RH		138,920	18,874
*	Weight Watchers International Inc.	210,797	18,873
*	LKQ Corp.	515,098	17,266
*	Helen of Troy Ltd.	145,129	16,624
*	Urban Outfitters Inc.	368,200	16,348
	Lear Corp.	88,911	16,016
	Expedia Group Inc.	118,134	15,811
*	Chuy's Holdings Inc.	439,179	13,900
	Bloomin' Brands Inc.	716,468	13,856
	Ruth's Hospitality Group Inc.	449,054	13,000
	Tailored Brands Inc.	644,680	12,997

* Michael Kors Holdings Ltd.	187,271	12,497
* Planet Fitness Inc. Class A	233,478	11,095
Toll Brothers Inc.	311,871	10,997
* Crocs Inc.	599,252	10,852
^ PetMed Express Inc.	289,302	10,742
* Under Armour Inc. Class A	511,000	10,205
Vail Resorts Inc.	36,370	10,070
* Five Below Inc.	101,253	9,838
Dick's Sporting Goods Inc.	283,730	9,687
* Penn National Gaming Inc.	302,114	9,683
* MCBC Holdings Inc.	384,900	9,607
* Shake Shack Inc. Class A	150,644	9,390
Winnebago Industries Inc.	232,534	9,278
^ Brinker International Inc.	188,806	8,906
Dine Brands Global Inc.	113,571	8,067
* NVR Inc.	2,509	6,923
H&R Block Inc.	274,044	6,895
* Sotheby's	113,632	6,035
BJ's Restaurants Inc.	87,246	5,518
Churchill Downs Inc.	18,980	5,427
Children's Place Inc.	42,989	5,283
* ZAGG Inc.	340,667	5,076
* Sleep Number Corp.	176,871	5,039
* Chegg Inc.	158,467	4,389
* Boot Barn Holdings Inc.	185,431	4,337
* G-III Apparel Group Ltd.	86,953	3,974
Extended Stay America Inc.	176,950	3,767
Cracker Barrel Old Country Store Inc.	23,225	3,402
* Malibu Boats Inc. Class A	76,183	2,864
* Zumiez Inc.	123,567	2,799
Movado Group Inc.	56,062	2,792
* Visteon Corp.	23,355	2,734
MDC Holdings Inc.	93,623	2,719
* Taylor Morrison Home Corp. Class A	132,952	2,597
PulteGroup Inc.	70,706	2,014
American Eagle Outfitters Inc.	79,046	1,990
* Career Education Corp.	92,685	1,705
* MSG Networks Inc.	72,265	1,702
Thor Industries Inc.	17,196	1,631
Oxford Industries Inc.	15,459	1,424
* SeaWorld Entertainment Inc.	57,999	1,235
* Lumber Liquidators Holdings Inc.	62,751	1,214
* Conn's Inc.	34,535	1,171
		2,201,365
Consumer Staples (2.1%)
* Performance Food Group Co.	1,625,279	58,266
* Post Holdings Inc.	581,313	50,318
Nu Skin Enterprises Inc. Class A	657,329	47,886
Casey's General Stores Inc.	384,546	42,062
^ Calavo Growers Inc.	352,636	32,619
* Monster Beverage Corp.	473,203	28,402
MGP Ingredients Inc.	205,421	16,859
Medifast Inc.	88,536	15,200
* National Beverage Corp.	92,786	9,790
Lamb Weston Holdings Inc.	101,688	7,146
Spectrum Brands Holdings Inc.	58,922	5,148
* Sprouts Farmers Market Inc.	220,770	4,744

*	Boston Beer Co. Inc. Class A	13,009	3,577
*	Cal-Maine Foods Inc.	41,589	1,871
*	US Foods Holding Corp.	43,265	1,463
			325,351
Energy (1.7%)
*,^ Jagged Peak Energy Inc.		4,243,618	60,684
	Delek US Holdings Inc.	947,742	50,534
^	Core Laboratories NV	271,960	30,492
	Cabot Oil & Gas Corp.	814,932	19,151
*	ProPetro Holding Corp.	853,087	14,025
*	Carrizo Oil & Gas Inc.	482,559	13,598
^	CVR Energy Inc.	323,518	12,711
*	Callon Petroleum Co.	1,051,287	11,312
*	Forum Energy Technologies Inc.	813,510	10,698
*	Apergy Corp.	251,425	10,308
*	RigNet Inc.	665,780	8,189
	Range Resources Corp.	369,468	5,701
*	Denbury Resources Inc.	720,890	3,251
*	CONSOL Energy Inc.	74,172	3,088
*	Northern Oil and Gas Inc.	762,432	2,836
*,^ Mammoth Energy Services Inc.		75,811	2,822
*	Abraxas Petroleum Corp.	1,021,140	2,655
*	Laredo Petroleum Inc.	228,699	2,131
*	W&T Offshore Inc.	252,712	1,754
			265,940
Financials (6.5%)
*	SVB Financial Group	393,945	121,288
	Nasdaq Inc.	915,604	83,686
	Assurant Inc.	652,181	71,936
	Assured Guaranty Ltd.	1,682,439	65,481
*	MGIC Investment Corp.	4,808,540	60,011
	LPL Financial Holdings Inc.	864,400	57,301
	Sterling Bancorp	2,535,539	56,289
	Redwood Trust Inc.	3,113,939	52,345
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,521,363	49,394
*	Texas Capital Bancshares Inc.	535,082	48,585
*	Green Dot Corp. Class A	511,954	40,608
	WisdomTree Investments Inc.	3,965,043	34,654
	MarketAxess Holdings Inc.	144,765	28,051
	Affiliated Managers Group Inc.	172,620	27,621
	Solar Capital Ltd.	1,263,598	26,889
	Primerica Inc.	162,506	18,656
*	PRA Group Inc.	451,360	17,693
	MSCI Inc. Class A	105,182	17,480
	FirstCash Inc.	198,905	16,151
	Walker & Dunlop Inc.	269,177	15,951
*	Credit Acceptance Corp.	36,332	13,937
*	Bank OZK	272,467	11,144
	Universal Insurance Holdings Inc.	240,682	10,686
	Bank of NT Butterfield & Son Ltd.	170,823	8,449
*	Essent Group Ltd.	213,216	8,188
	Virtu Financial Inc. Class A	376,056	7,578
*	BofI Holding Inc.	181,346	7,076
	East West Bancorp Inc.	107,181	6,939
	Kemper Corp.	67,477	5,385
	Synovus Financial Corp.	92,579	4,575

	Greenhill & Co. Inc.	117,834	3,853
*	Regional Management Corp.	104,227	3,457
*	Enova International Inc.	108,512	3,364
	SEI Investments Co.	51,351	3,078
	Federated Investors Inc. Class B	54,027	1,307
			1,009,086
Health Care (18.8%)
*	ICON plc	1,184,059	164,774
*	athenahealth Inc.	952,457	143,545
*	Insulet Corp.	1,694,585	140,922
*	Medidata Solutions Inc.	1,441,043	107,084
*	Molina Healthcare Inc.	833,825	86,793
	Encompass Health Corp.	1,103,579	83,464
*	Haemonetics Corp.	776,358	75,804
	Hill-Rom Holdings Inc.	760,606	71,649
*	Mettler-Toledo International Inc.	110,576	65,517
*	Globus Medical Inc.	1,230,133	63,327
*	Amedisys Inc.	611,126	57,220
*	BioMarin Pharmaceutical Inc.	564,806	56,797
*	Ultragenyx Pharmaceutical Inc.	710,870	56,237
*	LifePoint Health Inc.	822,071	53,270
*	IDEXX Laboratories Inc.	204,081	49,986
*	LHC Group Inc.	563,500	48,506
*	Penumbra Inc.	320,520	45,594
*	HealthEquity Inc.	589,157	44,481
*	Ligand Pharmaceuticals Inc.	192,530	42,035
*	Illumina Inc.	120,739	39,163
*	ABIOMED Inc.	106,260	37,672
	STERIS plc	320,866	36,729
*	Neogen Corp.	428,303	35,292
*	PRA Health Sciences Inc.	333,167	35,029
*	Seattle Genetics Inc.	483,200	34,017
*	DexCom Inc.	346,347	32,948
*	Syneos Health Inc.	639,453	31,509
*	Intuitive Surgical Inc.	59,631	30,304
*	Integra LifeSciences Holdings Corp.	443,028	27,614
*	Premier Inc. Class A	730,490	27,320
*	Cambrex Corp.	435,780	27,236
	ResMed Inc.	253,981	26,866
*	WellCare Health Plans Inc.	100,155	26,783
*	Blueprint Medicines Corp.	408,700	24,334
*	MEDNAX Inc.	567,296	24,275
*,^ Teladoc Inc.		404,165	24,189
*	Prestige Brands Holdings Inc.	672,255	24,020
*	Pacira Pharmaceuticals Inc.	597,003	23,999
*	Arena Pharmaceuticals Inc.	612,947	23,654
*	Immunomedics Inc.	971,183	23,240
*	Veeva Systems Inc. Class A	295,847	22,375
*	Spark Therapeutics Inc.	288,598	22,141
*	Hologic Inc.	514,640	22,083
*	Inogen Inc.	109,091	21,736
*	Catalent Inc.	518,889	21,638
*	Cerner Corp.	340,984	21,168
	Chemed Corp.	65,004	20,543
*,^ CRISPR Therapeutics AG		423,624	20,224
*	Acadia Healthcare Co. Inc.	509,162	20,102
*	Charles River Laboratories International Inc.	161,528	20,078

*	Repligen Corp.	412,603	19,941
	Cooper Cos. Inc.	75,542	19,679
*,^ TESARO Inc.		542,169	18,884
*	Neurocrine Biosciences Inc.	184,462	18,537
*	NuVasive Inc.	310,454	18,022
*	Align Technology Inc.	47,405	16,907
*	Tenet Healthcare Corp.	446,357	16,796
*	HMS Holdings Corp.	650,658	15,570
*	Heron Therapeutics Inc.	414,213	15,512
*	Nevro Corp.	272,456	15,328
*	Emergent BioSolutions Inc.	273,582	14,869
*	Exact Sciences Corp.	250,530	14,643
*	Array BioPharma Inc.	911,639	14,030
*	Tivity Health Inc.	395,014	13,312
	Bruker Corp.	405,702	13,145
*	Endologix Inc.	2,540,186	12,930
*	FibroGen Inc.	204,244	12,888
*	Omnicell Inc.	213,993	12,733
*	Medpace Holdings Inc.	207,346	12,725
*	Agios Pharmaceuticals Inc.	147,007	12,703
*	Vanda Pharmaceuticals Inc.	603,142	12,575
*	Masimo Corp.	125,407	12,468
*	Revance Therapeutics Inc.	432,027	12,421
*,^ MiMedx Group Inc.		2,918,686	12,404
*	DBV Technologies SA ADR	614,234	11,075
*	Atara Biotherapeutics Inc.	291,169	10,933
*	Aduro Biotech Inc.	1,845,707	10,797
*	Exelixis Inc.	518,616	10,735
*	Loxo Oncology Inc.	62,717	10,511
*	PTC Therapeutics Inc.	273,163	10,399
*	Nektar Therapeutics Class A	197,296	10,378
*	AMN Healthcare Services Inc.	168,929	10,220
*	AxoGen Inc.	226,494	10,175
*	Endo International plc	772,911	9,615
*	Sangamo Therapeutics Inc.	628,859	8,584
*	Enanta Pharmaceuticals Inc.	80,021	7,804
*	ImmunoGen Inc.	823,076	7,655
*	Halozyme Therapeutics Inc.	413,579	7,486
*,^ TransEnterix Inc.		1,391,766	7,446
*	Ionis Pharmaceuticals Inc.	160,376	7,005
*	REGENXBIO Inc.	92,987	6,537
	LeMaitre Vascular Inc.	170,884	6,152
*	Spectrum Pharmaceuticals Inc.	283,768	6,041
*	Madrigal Pharmaceuticals Inc.	19,372	4,979
*	AAC Holdings Inc.	478,980	4,977
*	BioCryst Pharmaceuticals Inc.	760,658	4,488
*	Myriad Genetics Inc.	99,933	4,372
*	Mirati Therapeutics Inc.	70,546	4,331
*	Tandem Diabetes Care Inc.	154,124	4,248
*	CytomX Therapeutics Inc.	153,833	4,052
*	Genomic Health Inc.	74,714	4,011
*	Depomed Inc.	444,550	3,939
*	ArQule Inc.	761,400	3,792
*	Cytokinetics Inc.	492,604	3,621
*	AnaptysBio Inc.	45,668	3,577
*	Acorda Therapeutics Inc.	137,147	3,422
*	Amphastar Pharmaceuticals Inc.	195,190	3,406

*	Zogenix Inc.	55,736	3,163
*	Corcept Therapeutics Inc.	240,407	3,156
*	Vericel Corp.	298,911	3,124
*,^ Endocyte Inc.		198,874	3,047
*	Concert Pharmaceuticals Inc.	186,221	2,978
*	Sage Therapeutics Inc.	19,252	2,778
*	Supernus Pharmaceuticals Inc.	51,690	2,737
*	MacroGenics Inc.	130,306	2,691
*,^ Viking Therapeutics Inc.		263,227	2,685
*	STAAR Surgical Co.	82,254	2,537
*	Novavax Inc.	1,954,057	2,482
	Luminex Corp.	61,241	2,074
	Ensign Group Inc.	56,307	2,031
*	Tactile Systems Technology Inc.	41,563	1,998
*	Cutera Inc.	44,252	1,770
*	Reata Pharmaceuticals Inc. Class A	23,857	1,673
	CONMED Corp.	21,848	1,617
*	Integer Holdings Corp.	22,515	1,609
*	Select Medical Holdings Corp.	75,240	1,565
*	Arbutus Biopharma Corp.	124,213	1,379
*	Orthofix International NV	22,661	1,371
*	Arrowhead Pharmaceuticals Inc.	93,889	1,368
*,^ Sorrento Therapeutics Inc.		229,340	1,284
*	Providence Service Corp.	18,298	1,282
*	Tabula Rasa HealthCare Inc.	21,092	1,228
*	Voyager Therapeutics Inc.	61,401	1,158
*	Innoviva Inc.	78,694	1,113
*	Ophthotech Corp.	420,409	1,047
			2,928,016
Industrials (19.8%)
*	TriNet Group Inc.	2,836,514	152,746
*	Sensata Technologies Holding plc	2,070,613	112,579
	John Bean Technologies Corp.	990,197	109,516
*	Kirby Corp.	1,274,979	106,397
*	Trex Co. Inc.	1,272,360	98,913
*	Teledyne Technologies Inc.	445,415	97,733
	Woodward Inc.	1,023,412	85,158
*	Chart Industries Inc.	1,046,400	81,713
*	Copart Inc.	1,359,190	78,004
*	AerCap Holdings NV	1,373,256	77,081
	IDEX Corp.	464,476	71,334
*	United Rentals Inc.	406,902	60,547
	Actuant Corp. Class A	2,045,019	58,385
	HEICO Corp. Class A	891,417	57,719
	MSC Industrial Direct Co. Inc. Class A	681,570	57,681
	Advanced Drainage Systems Inc.	2,019,942	56,457
*	SPX FLOW Inc.	1,184,887	56,306
	Watts Water Technologies Inc. Class A	644,118	55,104
*	Proto Labs Inc.	421,389	52,526
*	Clean Harbors Inc.	913,154	51,986
*	JELD-WEN Holding Inc.	1,865,600	51,192
	AGCO Corp.	810,374	51,070
	TransUnion	690,915	50,022
*	XPO Logistics Inc.	492,436	49,106
*	Spirit Airlines Inc.	1,124,881	48,865
	Multi-Color Corp.	698,662	46,356
	Terex Corp.	1,031,920	45,528

	Timken Co.	913,005	44,966
	GATX Corp.	498,557	41,051
*	Masonite International Corp.	578,030	39,451
	Kennametal Inc.	986,305	38,427
*,^ Middleby Corp.		371,763	38,098
*	CoStar Group Inc.	91,243	37,943
*	MRC Global Inc.	1,614,810	36,576
*	Cimpress NV	241,048	35,210
	Heartland Express Inc.	1,797,642	34,497
	Tennant Co.	407,783	33,173
	Forward Air Corp.	517,840	33,090
*	Axon Enterprise Inc.	486,251	33,031
	ABM Industries Inc.	979,613	30,564
*	Verisk Analytics Inc. Class A	268,691	29,723
*	WageWorks Inc.	493,207	26,041
	Harris Corp.	155,695	25,682
	Schneider National Inc. Class B	963,818	25,194
	Allegion plc	298,782	24,363
*	SiteOne Landscape Supply Inc.	270,162	24,088
*	WABCO Holdings Inc.	178,110	22,385
	Allison Transmission Holdings Inc.	450,971	21,196
	Graco Inc.	440,115	20,307
*	Evoqua Water Technologies Corp.	945,801	20,183
	Ritchie Bros Auctioneers Inc.	547,498	18,215
	Wabtec Corp.	156,291	17,242
*	Mercury Systems Inc.	411,366	17,166
*	Generac Holdings Inc.	313,256	16,838
*	Harsco Corp.	660,790	16,751
*	HD Supply Holdings Inc.	371,285	16,329
	Huntington Ingalls Industries Inc.	69,073	16,098
	Rockwell Automation Inc.	84,841	15,913
*	Beacon Roofing Supply Inc.	373,657	15,724
*	Continental Building Products Inc.	465,437	14,847
*	IHS Markit Ltd.	278,883	14,789
	JB Hunt Transport Services Inc.	115,890	13,895
	Spirit AeroSystems Holdings Inc. Class A	140,548	13,106
	KBR Inc.	643,627	12,860
*,^ Bloom Energy Corp. Class A		469,040	10,811
	EMCOR Group Inc.	136,367	10,493
*	Avis Budget Group Inc.	287,691	10,026
	Korn/Ferry International	147,780	9,751
	Global Brass & Copper Holdings Inc.	293,237	9,662
*	Meritor Inc.	449,349	9,257
*,^ Kornit Digital Ltd.		502,780	9,151
	Air Lease Corp. Class A	205,574	9,037
*	Aerojet Rocketdyne Holdings Inc.	260,155	8,767
*	Builders FirstSource Inc.	456,187	8,179
	KAR Auction Services Inc.	124,228	7,385
*	SP Plus Corp.	187,094	7,297
*	Rush Enterprises Inc. Class A	151,061	6,811
*	TrueBlue Inc.	250,328	6,771
*	Atkore International Group Inc.	272,527	6,448
	Dun & Bradstreet Corp.	49,718	6,259
*	Gardner Denver Holdings Inc.	200,968	5,750
	Greenbrier Cos. Inc.	95,102	5,388
	Barrett Business Services Inc.	56,874	5,226
	Old Dominion Freight Line Inc.	33,535	4,923

	Kimball International Inc. Class B	289,346	4,673
*	ASGN Inc.	47,061	4,250
*	Herc Holdings Inc.	74,617	4,240
	H&E Equipment Services Inc.	107,121	3,941
	Kaman Corp.	58,690	3,887
	Copa Holdings SA Class A	38,086	3,707
*	Aerovironment Inc.	43,016	3,166
	Quad/Graphics Inc.	149,016	3,064
	Hillenbrand Inc.	57,341	2,879
	Insperity Inc.	30,212	2,873
	Mueller Water Products Inc. Class A	224,027	2,767
^	ADT Inc.	304,779	2,746
	ArcBest Corp.	47,348	2,204
	Brink's Co.	22,810	1,821
*	Vicor Corp.	29,754	1,712
	Covanta Holding Corp.	86,670	1,560
	Simpson Manufacturing Co. Inc.	19,921	1,453
*	GMS Inc.	54,088	1,419
	Applied Industrial Technologies Inc.	16,882	1,260
	HEICO Corp.	16,427	1,255
			3,067,305
Information Technology (22.9%)
*	Fortinet Inc.	1,861,883	117,131
*	GrubHub Inc.	824,121	100,452
*	Cadence Design Systems Inc.	2,223,188	98,020
*	2U Inc.	1,264,507	95,673
*	New Relic Inc.	930,299	90,890
	MercadoLibre Inc.	245,792	84,285
*	GoDaddy Inc. Class A	1,089,317	80,196
*	Atlassian Corp. plc Class A	1,053,801	76,306
*	Cornerstone OnDemand Inc.	1,448,312	71,547
*,2 Cardtronics plc Class A		2,723,836	68,968
*	First Solar Inc.	1,270,510	66,511
	Power Integrations Inc.	873,292	62,440
*	HubSpot Inc.	495,022	61,432
	Teradyne Inc.	1,414,232	61,166
	Entegris Inc.	1,657,875	58,274
*	Tableau Software Inc. Class A	562,844	58,012
	CDW Corp.	674,854	56,748
*	Ciena Corp.	2,164,576	54,980
*	Trimble Inc.	1,411,182	49,815
*	Integrated Device Technology Inc.	1,419,245	48,865
*	Euronet Worldwide Inc.	531,385	48,856
*	Twilio Inc. Class A	841,293	48,702
*	Etsy Inc.	1,148,360	46,922
*	Square Inc.	681,452	44,056
*	ServiceNow Inc.	249,580	43,916
*	Zendesk Inc.	778,742	42,418
	MAXIMUS Inc.	636,398	41,245
*	Wix.com Ltd.	425,440	40,417
*	Five9 Inc.	1,250,463	39,890
*	Trade Desk Inc. Class A	462,674	39,013
*	Cloudera Inc.	2,890,352	38,702
*	Aspen Technology Inc.	401,767	38,485
	LogMeIn Inc.	471,412	38,208
	SS&C Technologies Holdings Inc.	701,492	37,228
*,^ Advanced Micro Devices Inc.		1,966,228	36,041

*	Proofpoint Inc.	306,169	34,919
*	Arrow Electronics Inc.	458,289	34,757
*	WEX Inc.	179,649	34,101
*	CyberArk Software Ltd.	547,473	33,237
	FLIR Systems Inc.	533,050	31,237
*	Shutterstock Inc.	671,801	30,950
*	IPG Photonics Corp.	188,342	30,896
*	ON Semiconductor Corp.	1,337,966	29,502
*	Guidewire Software Inc.	334,745	28,855
*	Ultimate Software Group Inc.	103,366	28,621
	Microchip Technology Inc.	305,587	28,551
*,^ Ambarella Inc.		709,022	27,779
*	Envestnet Inc.	468,792	27,471
*	Semtech Corp.	578,845	27,466
*	TrueCar Inc.	2,464,122	27,401
*	Take-Two Interactive Software Inc.	241,602	27,306
^,2 Switch Inc.		1,982,594	25,813
*	Yelp Inc. Class A	660,262	24,350
*	Stamps.com Inc.	92,671	24,187
*	Acacia Communications Inc.	736,107	23,658
	Cognex Corp.	445,909	23,535
	j2 Global Inc.	276,462	23,455
*,^ Inphi Corp.		701,390	22,052
	Booz Allen Hamilton Holding Corp. Class A	460,117	21,750
*	PTC Inc.	235,300	21,626
*	Tyler Technologies Inc.	95,855	21,566
	Alliance Data Systems Corp.	95,260	21,422
*	RingCentral Inc. Class A	286,022	21,094
*	Descartes Systems Group Inc.	653,814	20,857
*	Imperva Inc.	447,360	20,690
*,^ ANGI Homeservices Inc. Class A		1,314,943	20,658
*	Carbonite Inc.	586,683	20,123
	Belden Inc.	301,716	19,536
*	Q2 Holdings Inc.	312,751	18,499
*	Qualys Inc.	210,820	18,362
*	Red Hat Inc.	129,551	18,296
*	Zebra Technologies Corp.	132,529	18,280
*	Presidio Inc.	1,287,333	17,971
*	Shopify Inc.	128,913	17,817
*	Gartner Inc.	130,907	17,729
*	Silicon Laboratories Inc.	185,730	17,691
	Broadridge Financial Solutions Inc.	152,780	17,261
*	Electronic Arts Inc.	128,026	16,483
*	Nutanix Inc.	327,372	16,005
*	RealPage Inc.	279,475	15,399
*,^ DocuSign Inc.		284,333	15,326
*	Manhattan Associates Inc.	313,004	15,062
*	Palo Alto Networks Inc.	74,950	14,860
*	Box Inc.	614,420	14,722
*,^ Match Group Inc.		395,753	14,295
*,^ Stratasys Ltd.		719,533	13,973
*	ANSYS Inc.	80,683	13,626
	National Instruments Corp.	308,157	13,500
*	ChannelAdvisor Corp.	957,649	13,311
*	Coherent Inc.	82,750	13,079
*	8x8 Inc.	588,129	11,733
*,^ 3D Systems Corp.		942,006	11,464

* Hortonworks Inc.	652,573	11,368
* Varonis Systems Inc.	188,853	11,289
* PROS Holdings Inc.	291,079	10,811
* SMART Global Holdings Inc.	347,446	10,608
* Unisys Corp.	817,039	10,499
* Workiva Inc.	408,961	10,326
* Cargurus Inc.	235,046	10,189
* Glu Mobile Inc.	1,742,005	9,285
Versum Materials Inc.	233,980	9,020
* Pure Storage Inc. Class A	374,699	8,116
Science Applications International Corp.	91,059	7,683
* ePlus Inc.	75,253	7,424
TTEC Holdings Inc.	216,855	6,972
* A10 Networks Inc.	1,026,019	6,936
* NCR Corp.	226,686	6,329
* Fair Isaac Corp.	27,829	5,606
* Control4 Corp.	212,167	5,395
* Care.com Inc.	296,122	5,336
Plantronics Inc.	75,269	5,168
* Okta Inc.	101,616	5,045
MKS Instruments Inc.	50,059	4,721
SYNNEX Corp.	45,355	4,375
Cabot Microelectronics Corp.	35,928	4,328
* Altair Engineering Inc. Class A	119,729	4,202
* TechTarget Inc.	147,233	4,184
Sabre Corp.	162,583	4,003
* Sykes Enterprises Inc.	133,217	3,951
* Diodes Inc.	97,807	3,635
Travelport Worldwide Ltd.	181,306	3,427
Hackett Group Inc.	172,257	3,106
* Blucora Inc.	86,650	3,011
* Appfolio Inc.	40,267	2,907
* Immersion Corp.	206,403	2,898
* OSI Systems Inc.	31,204	2,489
* Virtusa Corp.	44,265	2,339
* eGain Corp.	176,701	2,297
* Avid Technology Inc.	338,422	1,899
* Insight Enterprises Inc.	28,132	1,414
* Brightcove Inc.	163,191	1,395
* Synaptics Inc.	26,429	1,324
CSG Systems International Inc.	31,923	1,298
* Extreme Networks Inc.	150,427	1,279
* Arista Networks Inc.	4,617	1,181
Blackbaud Inc.	10,113	1,009
		3,550,052
Materials (4.6%)
Orion Engineered Carbons SA	2,347,015	76,982
Carpenter Technology Corp.	1,357,409	74,345
* Ferro Corp.	2,681,213	60,381
Methanex Corp.	835,813	57,755
Smurfit Kappa Group plc	1,215,089	49,818
* Berry Global Group Inc.	1,005,406	49,114
Ferroglobe plc	5,378,975	43,839
PolyOne Corp.	956,872	42,916
Minerals Technologies Inc.	566,930	42,860
* Summit Materials Inc. Class A	1,670,119	41,920
Graphic Packaging Holding Co.	1,649,455	23,967

	Balchem Corp.	169,035	16,952
	Huntsman Corp.	485,624	16,283
	Chemours Co.	351,391	16,097
	Louisiana-Pacific Corp.	576,973	15,532
	Westlake Chemical Corp.	130,169	13,957
	WR Grace & Co.	172,634	12,751
	Boise Cascade Co.	288,645	12,484
*	Koppers Holdings Inc.	267,262	10,036
	Packaging Corp. of America	67,664	7,639
	Greif Inc. Class A	137,669	7,496
	Kronos Worldwide Inc.	226,240	5,145
*	Ingevity Corp.	44,837	4,469
	Albemarle Corp.	44,453	4,187
*	AdvanSix Inc.	88,199	3,569
*	GCP Applied Technologies Inc.	47,461	1,383
			711,877
Other (1.9%)
3	Vanguard Small-Cap ETF	1,422,117	225,406
^,3 Vanguard Small-Cap Growth ETF		384,700	68,284
*,4 Dropbox Private Placement		118,921	2,865
*,§ Dyax Corp. CVR Exp. 12/31/2019		134,316	269
			296,824
Real Estate (3.1%)
*	SBA Communications Corp. Class A	493,164	78,043
	Jones Lang LaSalle Inc.	381,150	65,181
	Life Storage Inc.	587,227	56,350
	Xenia Hotels & Resorts Inc.	2,229,055	54,367
	PS Business Parks Inc.	423,480	54,108
	Douglas Emmett Inc.	1,312,511	50,978
*,^ Five Point Holdings LLC Class A		2,956,816	33,087
	National Storage Affiliates Trust	610,266	17,594
	Ryman Hospitality Properties Inc.	187,923	15,975
	CubeSmart	452,763	13,746
	Taubman Centers Inc.	135,554	8,411
	National Health Investors Inc.	110,495	8,269
	Gaming and Leisure Properties Inc.	219,020	7,955
	CoreSite Realty Corp.	50,542	5,666
	EastGroup Properties Inc.	32,198	3,069
	RMR Group Inc. Class A	24,969	2,167
	Lamar Advertising Co. Class A	14,654	1,079
			476,045
Telecommunication Services (0.5%)
*	Vonage Holdings Corp.	4,259,371	54,562
*	Boingo Wireless Inc.	617,528	14,271
*	Zayo Group Holdings Inc.	135,741	5,035
	Shenandoah Telecommunications Co.	33,064	1,091
			74,959
Utilities (0.4%)
^	Pattern Energy Group Inc. Class A	2,908,695	54,014
	NRG Energy Inc.	313,062	9,915
			63,929
Total Common Stocks (Cost $11,075,295)			14,970,749

		Coupon
Temporary Cash Investments (5.5%)1
Money Market Fund (5.0%)
5,6 Vanguard Market Liquidity Fund		2.145%		7,796,059	779,606

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.3%)
	Deutsche Bank Securities, Inc.
	(Dated 7/31/18, Repurchase Value
	$55,103,000, collateralized by Government
	National Mortgage Assn. 2.990%-6.000%,
	4/15/20-5/20/48, with a value of
	$56,202,000)	1.920%	8/1/18	55,100	55,100

U.S. Government and Agency Obligations (0.2%)
	United States Treasury Bill	1.916%	9/6/18	8,000	7,985
7	United States Treasury Bill	1.918%–1.946%	10/4/18	2,800	2,790
7	United States Treasury Bill	1.986%	10/18/18	1,300	1,295
7	United States Treasury Bill	2.027%–2.078%	11/15/18	10,000	9,941
7	United States Treasury Bill	2.037%–2.040%	11/29/18	1,750	1,738
	United States Treasury Bill	2.082%	12/20/18	3,000	2,976
					26,725
Total Temporary Cash Investments (Cost $861,397)					861,431
Total Investments (101.9%) (Cost $11,936,692)					15,832,180
Other Assets and Liabilities-Net (-1.9%)6					(295,781)
Net Assets (100%)					15,536,399

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $284,733,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 3.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes restricted security representing 0.0% of net assets. See Restricted Security table for additional information.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $294,619,000 of collateral received for securities on loan.
7 Securities with a value of $14,120,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Restricted Securities as of Period End

Security Name		Acquisition Date	Acquisition Cost ($000)
Dropbox Inc. Class A		May 2012		1,615

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	3,890	325,282	(2,481)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by

Explorer Fund

a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,917,797	52,683	269
Temporary Cash Investments	779,606	81,825	—
Futures Contracts—Assets[1]	3,376	—	—
Total	15,700,779	134,508	269
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Explorer Fund

F. At July 31, 2018, the cost of investment securities for tax purposes was $11,936,692,000. Net unrealized appreciation of investment securities for tax purposes was $3,895,488,000, consisting of unrealized gains of $4,382,648,000 on securities that had risen in value since their purchase and $487,160,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Net	Change in			July 31,
	2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Cardtronics plc Class A	NA1	16,926	—	—	4,890	—	—	68,968
Kindred Healthcare Inc.	30,653	—	45,747	(4,877)	19,971	—	—	—
Switch Inc.	NA1	23,224	—	—	(7,884)	60		25,813
Vanguard Market
Liquidity	565,395	NA2	NA2	(89)	32	5,642	—	779,606
Vanguard Small-Cap
ETF	68,655	515,265	372,292	(1,099)	14,877	1,747	—	225,406
Vanguard Small-Cap
Growth ETF	60,086	—	—	—	8,198	397	—	68,284
Total	724,789			(6,065)	40,084	7,846	—	1,168,077

1 Not applicable—at October 31, 2017, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: September 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: September 13, 2018

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 13, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.